Summary of Significant Accounting Policies Interest Expense and Other, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Expense and Other, Net [Abstract]
Interest expense	$ 64,331	$ 74,949	$ 29,692
Interest income	(2,076)	(4,678)	(5,390)
Other, net	1,161	369	(893)
Interest expense and other, net	$ 63,416	$ 70,640	$ 23,409